Related Party Transactions - Transactions with Golar Partners and Subsidiaries Footnotes (Details) - USD ($) $ in Thousands	1 Months Ended					9 Months Ended
	May 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Jan. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	May 23, 2016
Related Party Transaction [Line Items]
Due from (to) related party				$ 2,000		$ 4,255
Golar LNG Partners
Related Party Transaction [Line Items]
Due from (to) related party				(7,128)		$ (144,462)
Golar LNG Partners | Golar LNG Partners Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Related party transaction rate			5.00%
Proceeds from long-term debt from related parties			$ 30,000
Short-term credit facility repayment period			60 days
Golar LNG Partners | Golar Eskimo
Related Party Transaction [Line Items]
Total consideration received					$ 390,000
Non-cash consideration, assumption of bank debt					162,800
Golar LNG Partners | Golar Tundra
Related Party Transaction [Line Items]
Total consideration received	$ 330,000	$ 330,000
Initial term of charter		5 years
Optional period of extension for charter		5 years
Period post closing after which Partnership will have right to require repurchase of shares at purchase price if time charter has not commenced		12 months
Golar LNG Partners | Management and administrative services
Related Party Transaction [Line Items]
Related party transaction rate						5.00%
Termination of related party agreement, period of written notice						120 days
Golar LNG Partners | Charterhire Expenses Golar Grand
Related Party Transaction [Line Items]
Related party expense						$ 21,900	$ 20,400
Amortization						4,600	3,800
Golar LNG Partners | Incremental Liability Recognized Upon Re-measurement of the Guarantee Obligation
Related Party Transaction [Line Items]
Related party expense							8,800
Golar LNG Partners | Charterhire Expenses, Golar Eskimo
Related Party Transaction [Line Items]
Related party expense						0	12,900
Golar LNG Partners | Gain on disposal to Golar Eskimo
Related Party Transaction [Line Items]
Aggregate amount of related party transaction						0	103,539
Golar LNG Partners | Gain on disposal to Golar Eskimo | Golar Eskimo
Related Party Transaction [Line Items]
Aggregate amount of related party transaction				102,400	103,500
Golar LNG Partners | Loan Receivable from Related Party | Golar Eskimo
Related Party Transaction [Line Items]
Amount of loan facility					$ 220,000
Repayment incentive fee, percentage of loan amount (Up to)					1.00%
Golar LNG Partners | Loan Receivable from Related Party | Golar Eskimo | LIBOR
Related Party Transaction [Line Items]
Related party transaction rate					2.84%
Golar LNG Partners | Trading balances due to Golar and affiliates
Related Party Transaction [Line Items]
Due from (to) related party				$ (4,400)		(35,052)
Golar LNG Partners | Deposit received
Related Party Transaction [Line Items]
Aggregate amount of related party transaction	$ 107,000	$ 30,000
Golar LNG Partners | Deposit payable
Related Party Transaction [Line Items]
Due from (to) related party								$ 77,300
Golar LNG Partners | Interest expense on deposit payable
Related Party Transaction [Line Items]
Interest expense, related party						$ 1,237	$ 0
Golar LNG Partners | Golar Management | Commercial and technical management services
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice						30 days